Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities

11.Accrued and Other Current Liabilities

The following is the detail of accrued and other current liabilities as of December 31:

	2025	2024
Accrued finder’s fees and commissions	$—	$80
Other accrued liabilities	1,216	658
Payroll liabilities	1,748	2,118
Warranty reserve liability	63	152
Total	$3,027	$3,008